Transition to IFRS 16 - Additional Information (Detail) - IFRS 16 [Member] - CAD ($) $ in Millions	Nov. 01, 2019	Oct. 31, 2019
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right of use assets		$ 3,620
Lease liabilities		$ 3,648
Weighted average incremental borrowing rate	3.50%